IMPAIRMENT OF VESSELS (Details) - USD ($) $ in Thousands	1 Months Ended			12 Months Ended
	Oct. 31, 2021	Jan. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Cash consideration	$ 37,200
Impairment loss on vessels				$ 4,187	$ 721	$ 0
Golden Saguenay
Property, Plant and Equipment [Line Items]
Cash consideration		$ 8,400
Impairment loss on vessels		$ 4,200		$ 4,200
Golden Shea
Property, Plant and Equipment [Line Items]
Cash consideration			$ 9,600		9,600
Impairment loss on vessels			$ 700		$ 700